Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 3,100,321,000	$ 3,267,034,000
Settlement of derivative financial instruments	2,921,000	6,258,000
Cash and cash equivalents, funds held for clients, short-term investments and long-term investments	2,081,463,000	1,588,307,000
Available credit facility	1,495,858,000	1,495,730,000
Trade receivables	1,152,880,000	$ 1,106,187,000
Settled cross-currency swap agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities	$ 69,300,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Senior U.S. Unsecured Notes [Member] | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,525,519,000
Hedges of net investments in European operations | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities	1,536,563,000
At fair value | Settled cross-currency swap agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of derivative financial instruments	$ 2,921,000